T. ROWE PRICE Target 2015 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.8%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  32,027 3,738 3,359 6,976,393 32,022
New Income Fund  26,949 3,915 3,135 3,473,242 27,508
International Bond Fund (USD
Hedged)  9,867 456 1,370 1,157,465 9,723
Emerging Markets Bond Fund  7,632 501 2,232 758,829 6,845
Dynamic Global Bond Fund  6,916 576 1,105 829,657 6,421
High Yield Fund  6,691 492 1,220 1,085,849 6,363
U.S. Treasury Long-Term Index
Fund  6,093 631 1,063 734,185 5,499
Dynamic Credit Fund  – 2,556 92 277,405 2,455
Floating Rate Fund  3,094 238 1,062 257,474 2,392
Total Bond Mutual Funds (Cost $109,514) 99,228
EQUITY MUTUAL FUNDS 37.7%
T. Rowe Price Funds:
Growth Stock Fund  10,586 487 3,787 93,169 8,989
Value Fund  9,438 490 2,338 199,007 8,856
Hedged Equity Fund  – 6,056 335 567,607 6,459
U.S. Large-Cap Core Fund  3,284 1,849 412 149,114 5,817
Overseas Stock Fund  5,014 277 957 354,012 4,489
Equity Index 500 Fund  6,139 1,512 2,637 33,175 4,455
International Value Equity Fund  4,219 227 766 244,027 3,951
International Stock Fund  4,275 183 865 197,793 3,837
Real Assets Fund  2,734 1,248 362 277,098 3,768
Mid-Cap Growth Fund  2,322 201 342 22,847 2,439
Mid-Cap Value Fund  2,151 202 506 64,032 2,097
Emerging Markets Discovery
Stock Fund  1,875 101 568 120,971 1,588
Small-Cap Stock Fund  1,487 100 185 26,364 1,570
Emerging Markets Stock Fund  1,501 67 181 39,800 1,360
Small-Cap Value Fund  1,295 78 180 25,398 1,317
New Horizons Fund (2) 1,009 21 107 18,128 1,084
U.S. Equity Research Fund  2,171 33 1,870 8,662 436
Total Equity Mutual Funds (Cost $45,892) 62,512
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  22 3,560 3,564 169 17
Total Other Mutual Funds (Cost $17) 17

T. ROWE PRICE Target 2015 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 5,303 9,996 11,196 4,102,961 4,103
Total Short-Term Investments (Cost $4,103) 4,103
Total Investments in Securities 100.0%
(Cost $159,526) $ 165,860
Other Assets Less Liabilities (0.0)% (80)
Net Assets 100.0% $ 165,780
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (9) $ 59
Dynamic Global Bond Fund  (114) 34 —
Emerging Markets Bond Fund  (506) 944 352
Emerging Markets Discovery Stock Fund  (74) 180 64
Emerging Markets Stock Fund  23 (27) 36
Equity Index 500 Fund  1,756 (559) 66
Floating Rate Fund  (42) 122 188
Growth Stock Fund  563 1,703 32
Hedged Equity Fund  15 738 37
High Yield Fund  (130) 400 356
International Bond Fund (USD Hedged)  (163) 770 —
International Stock Fund  127 244 70
International Value Equity Fund  135 271 142
Limited Duration Inflation Focused Bond Fund  (203) (384) 1,391
Mid-Cap Growth Fund  170 258 17
Mid-Cap Value Fund  177 250 37
New Horizons Fund  14 161 —
New Income Fund  (392) (221) 910
Overseas Stock Fund  215 155 129
Real Assets Fund  (16) 148 92
Small-Cap Stock Fund  92 168 16
Small-Cap Value Fund  63 124 18
Transition Fund  (23) (1) 4
U.S. Equity Research Fund  116 102 9
U.S. Large-Cap Core Fund  27 1,096 51
U.S. Treasury Long-Term Index Fund  (342) (162) 165
Value Fund  302 1,266 170
U.S. Treasury Money Fund, 5.40% — — 188
Totals $ 1,789# $ 7,771 $ 4,599+

T. ROWE PRICE Target 2015 Fund

The accompanying notes are an integral part of these financial statements
.
# Capital gain distributions from underlying Price funds represented $766 of the net realized gain
(loss).
+ Investment income comprised $4,599 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2015 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2015 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Target 2015 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F184-054Q3 02/24